General Information and Reorganization - Additional Information (Details) $ / shares in Units, € in Thousands		1 Months Ended	12 Months Ended
	Jun. 02, 2021 $ / shares shares	Jun. 30, 2023 USD ($) People	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 EUR (€)	Mar. 19, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jun. 16, 2023 USD ($)	Dec. 31, 2021 $ / shares
General Information And Reorganization [Line Items]
Name of reporting entity			DLocal Limited	DLocal Limited
Description of nature of entity's operations and principal activities			DLocal Limited (“dLocal” or the “Company”) was established on October 5, 2016 as a limited liability holding company in Malta (together with its subsidiaries as the “Group”.) On April 14, 2021, the Group was reorganized under dLocal and domiciled and incorporated in the Cayman Islands. The Company holds a controlling financial interest in the Group.	DLocal Limited (“dLocal” or the “Company”) was established on October 5, 2016 as a limited liability holding company in Malta (together with its subsidiaries as the “Group”.) On April 14, 2021, the Group was reorganized under dLocal and domiciled and incorporated in the Cayman Islands. The Company holds a controlling financial interest in the Group.
Domicile of entity			Cayman Islands	Cayman Islands
Number of operate and licensed countries			many countries	many countries
Date of business acquisition			Apr. 14, 2021	Apr. 14, 2021
Contribution percentage			100.00%
Par value change per share | $ / shares			$ 1.1211
Tier one capital temporarily short respect of regulatory capital requirement			$ 37,666,000
Tier one capital requirement post verification			4,621,000
Externally imposed minimum capital requirement by regulator			600,000	€ 530
Provision for contingencies related to lawsuits			$ 0
Number of people to be hired over next year | People		100
Number of people to be hired in medium-term | People		300
Bonds purchased						$ 47,607,033	$ 48,540,361
Events After Reporting Period
General Information And Reorganization [Line Items]
Provision for contingencies related to lawsuits					$ 0
Argentina
General Information And Reorganization [Line Items]
Aggregrate investment		$ 100,000,000
Top of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares								$ 1
Bottom of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares								$ 1.1211
Common Shares
General Information And Reorganization [Line Items]
Stock split	500-for-1
Number of shares issued | shares	500
Common Shares | Top of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares	$ 1
Shares outstanding | shares	288,504,000
Common Shares | Bottom of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares	$ 0.002
Shares outstanding | shares	577,008